Document And Entity Information - shares	3 Months Ended
	Mar. 31, 2017	Mar. 19, 2017
Document Information [Line Items]
Entity Registrant Name	BIOLARGO, INC.
Entity Central Index Key	0000880242
Trading Symbol	blgo
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		99,040,328
Document Type	S-1/A
Document Period End Date	Mar. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q1
Amendment Flag	true
Amendment Description	Amendment No. 5.